Equity Investments - Schedule of Income (Loss) from Equity Investments (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments, All Other Investments [Abstract]
Equity investments in publicly listed companies	$ 126	$ 4
Equity method investments	(8)	(1)
Non-marketable equity securities (includes NAV)	10	1
Total income (loss) from equity investments, net	$ 128	$ 4